Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from financial institutions	$ 18,219	$ 6,857
Interest-earning time deposits in other financial institutions	6,642	7,141
Securities available-for-sale	164,272	125,620
Federal Home Loan Bank (FHLB) stock, at cost (restricted)	4,375	3,817
Loans held for sale, at fair value	1,118	1,155
Loans, net of allowance for loan losses of $3,905 and $4,308 at December 31, 2013 and 2012	293,285	313,692
Mortgage servicing rights	368	344
Other real estate owned	1,188	902
Premises and equipment, net	9,464	9,575
Goodwill	8,431	8,431
Other intangible assets	274	363
Bank owned life insurance	13,677	11,263
Accrued interest receivable and other assets	5,568	3,595
Total assets	526,881	492,755
Deposits:
Non-interest bearing	51,017	50,892
Interest bearing	295,684	298,078
Total deposits	346,701	348,970
Federal Home Loan Bank advances	86,777	49,009
Subordinated debentures	5,155	5,155
Short-term borrowings	2,415	0
Accrued interest payable and other liabilities	5,584	5,566
Total liabilities	446,632	408,700
Loan commitments and other related activities (Note 21)	0	0
Shareholders’ equity:
Preferred stock, no par value; 1,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2013 and 2012; 6,205,250 shares issued at December 31, 2013 and 2012; and 5,924,209 and 6,205,250 shares outstanding at December 31, 2013 and 2012	59	62
Additional paid-in capital	44,495	47,302
Retained earnings	40,771	37,745
Accumulated other comprehensive income (loss), net of tax of $947 and ($1,218) at December 31, 2013 and 2012	(1,838)	2,364
Unearned Employee Stock Ownership Plan (ESOP) shares	(3,238)	(3,418)
Total shareholders’ equity	80,249	84,055
Total liabilities and shareholders’ equity	$ 526,881	$ 492,755